Product warranties and recalls and other safety measures (Net Changes in Liabilities for Quality Assurances) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Product Liability Contingency [Line Items]
Liabilities for quality assurances at beginning of year	¥ 1,403,764	¥ 1,328,916	¥ 1,154,021
Payments made during year	(604,853)	(501,073)	(509,488)
Provision for quality assurances	919,086	636,719	686,006
Changes relating to pre-existing quality assurances	(24,147)	(39,225)	(25,619)
Other	3,088	(21,573)	23,996
Liabilities for quality assurances at end of year	¥ 1,696,938	¥ 1,403,764	¥ 1,328,916